Intangible assets (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 136,434	$ 138,157